Financial liabilities - Kreos 1 (Details) € / shares in Units, € in Thousands							1 Months Ended	12 Months Ended
	Dec. 23, 2025 EUR (€)	Aug. 28, 2025 EUR (€)	Jul. 30, 2025 EUR (€)	Aug. 24, 2023 EUR (€)	Aug. 21, 2023 EUR (€)	May 24, 2023 EUR (€) shares	Oct. 31, 2020 shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€)	Jul. 24, 2018 EUR (€) tranche
Disclosure of detailed information about borrowings [line items]
Exercises of share warrants (in shares) | shares							464,309		4,000
Repayments of convertible loan notes | €				€ 33,000				€ 2,188	€ 8,750	€ 27,188
Loss of extinguishment | €	€ 3,838
Exercises of the Kreos/Claret and other share warrants | €		€ 11,531	€ 15,143						€ 45
Ordinary shares
Disclosure of detailed information about borrowings [line items]
Number of shares (in shares) | shares								1
Kreos A BSA
Disclosure of detailed information about borrowings [line items]
Number of shares issued (in shares) | shares								110,957
Exercise price, share options granted (in euro per share) | € / shares								€ 7.21
Kreos B BSA
Disclosure of detailed information about borrowings [line items]
Number of shares issued (in shares) | shares								74,766
Exercise price, share options granted (in euro per share) | € / shares								€ 10.70
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Share warrants, subscription price (in euro per share) | € / shares								€ 1
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity | €											€ 20,000
Borrowings, number of tranches | tranche											2
Borrowings, maximum borrowing capacity per tranche | €											€ 10,000
Kreos 1, non-convertible bond loans
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity | €											16,000
Kreos 1, convertible bond loans
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity | €											€ 4,000
Kreos 1, convertible bond loans, tranche B
Disclosure of detailed information about borrowings [line items]
Exercises of share warrants (in shares) | shares						31,696
Repayments of convertible loan notes | €				€ 8,000	€ 7,661
Number of other share warrants repurchased (in shares) | shares						43,070
Number of other share warrants converted (in shares) | shares						31,696
Kreos 1 & 2 bond loans
Disclosure of detailed information about borrowings [line items]
Loss of extinguishment | €					€ 170
Kreos 1, convertible bond loans, tranche A
Disclosure of detailed information about borrowings [line items]
Exercises of share warrants (in shares) | shares						67,887
Number of other share warrants repurchased (in shares) | shares						43,070
Number of other share warrants converted (in shares) | shares						67,887
Exercises of the Kreos/Claret and other share warrants | €						€ 1,850